Deferred Taxation - Deferred Tax Balances After Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 23,498	¥ 26,724
Deferred tax liabilities	¥ 17,015	¥ 12,660

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).